Condensed consolidated Statement of Changes in Equity (Unaudited) - EUR (€) € in Thousands	Ordinary shares [member]	Preference shares [member]	Share premium [member]	Non-controlling interests [member]	Reserve of share-based payments [member]	Reserve of equity component of convertible instruments [member]	Foreign currency translation reservet [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2024	€ 3		€ 242,255	€ 3,999	€ 6,940	€ 24		€ (237,985)	€ 15,236
Balance (in Shares) at Dec. 31, 2024	654,953
Balance (in Shares) at Dec. 31, 2024		4,171,327
IfrsStatementLineItems [Line Items]
Loss for the period				(874)				(4,106)	(4,980)
Other comprehensive income				(642)			(1,647)		(2,289)
Total comprehensive (loss) / income				(1,516)			(1,647)	(4,106)	(7,269)
Commitment shares			306						306
Balance (in Shares)	13,890
Macquarie conversions			574						574
Balance (in Shares)	98,046
Reverse split rounding
Balance (in Shares)	63,333
Keystone note conversion	€ 3		1,936						1,939
Balance (in Shares)	492,715
July PIPE issuance and exercise	€ 1		267						268
Balance (in Shares)	335,898
Exchange warrants			(961)			961
ATM - share sales	€ 1		2,313						2,314
Balance (in Shares)	347,283
December PIPE reprice and exercise	€ 1		(4,839)			5,458			620
Balance (in Shares)	274,887
Service warrants			137		35				172
Balance (in Shares)	7,286
Share-based payments conversions			16		(16)
Share-based payments expense					1,533				1,533
Convertible note reserve						(48)		(136)	(184)
Legacy equity reserve						413			413
QIND preference stock conversion to common stock				2,229		(1,813)			416
Non-controlling interests - contributions and changes in ownership interest				399					399
Balance at Dec. 31, 2025	€ 9		242,004	5,111	8,492	4,995	(1,647)	(242,227)	16,737
Balance (in Shares) at Dec. 31, 2025	2,288,291
Balance (in Shares) at Dec. 31, 2025		4,171,327
IfrsStatementLineItems [Line Items]
Loss for the period				(355)				(3,379)	(3,734)
Other comprehensive income				139			329		468
Total comprehensive (loss) / income				(216)			329	(3,379)	(3,266)
Share-based payments expense					234				234
Non-controlling interests - contributions and changes in ownership interest				144		(82)		(1)	61
Conversion of $3.50 warrants - January 2026			28			35			63
Exercise of $3.50 warrants - January 2026			279			(110)			169
Exercise of $3.50 warrants - January 2026 (in Shares)	57,428
Element advisory agreements - advisory and milestone fees			267		528	535			1,330
Element advisory agreements - advisory and milestone fees (in Shares)	95,000
February 2026 PIPE	€ 2		94			2,098			2,194
February 2026 PIPE (in Shares)	577,124
Exercise of pre-funded warrants - March 2026	€ 1		400			(400)			1
Exercise of pre-funded warrants - March 2026 (in Shares)	208,238
Exercise of service warrants			225		(172)				53
Exercise of service warrants (in Shares)	71,429
Balance at Jun. 30, 2026	€ 12		€ 243,297	€ 5,039	€ 9,082	€ 7,071	€ (1,318)	€ (245,607)	€ 17,576
Balance (in Shares) at Jun. 30, 2026	3,297,510
Balance (in Shares) at Jun. 30, 2026		4,171,327